Income tax (credit)/expense - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expense
Income tax rate	25.00%	25.00%	25.00%
Hong Kong
Income tax expense
Income tax rate	16.50%	16.50%	16.50%
PRC
Income tax expense
Income tax rate	25.00%	25.00%	25.00%
Singapore
Income tax expense
Income tax rate	17.00%